Earnings per Share - Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Numerator:
Net income available to common shareholders: (in Dollars)	$ 180,737	$ 214,063
Common Class A [Member]
Denominator:
Basic weighted average number of common shares outstanding (in Shares)	36,005,151	35,598,601
Plus weighted average number of RSUs with service conditions (in Shares)	647,268	87,133
Common share and common share equivalents, dilutive (in Shares)	36,652,419	35,685,734
Basic earnings per share:
Earnings per share, basic (in Dollars per share)	$ 5.02	$ 6.01
Diluted earnings per share:
Earnings per share, diluted (in Dollars per share)	$ 4.93	$ 6